Sale of Management & Consolidation/Deconsolidation of Navios Containers (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended		12 Months Ended
	Aug. 31, 2019	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Divestiture of Businesses			$ 0	$ 0	$ 3,000
Common stock shares oustanding			25,198,620	15,881,147
Navios Containers [Member]
Defined Benefit Plan Disclosure [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 57,999
Fair value of investment		2,527
Gain/ (loss) on revaluation of retained investment		$ 3,742
Common stock shares oustanding		1,263,276
Closing price of the common stock		$ 2.00
NSM [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 141,795
Gain on sale of vessels			$ 9,802
The Transaction [Member] | NSM [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Divestiture of Businesses	$ 20,000